FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended SEPTEMBER 30,2012
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  John McEwing
Title: Compliance Officer
Phone: +44-207-858-1070

Signature, Place and Date of Signing

SIGNATURE:	John McEwing


PLACE:		London, UNITED KINGDOM


DATE:		OCTOBER 26, 2012
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	36 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1310280.171 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL         COL  COL  COL
1                    2          3         4           5           6    7    8
_______________________________________________________________________________
	             Title of             Value    NO.    SH/PUT  INV  OTH  VOTE
Name of Issuer	     Class    CUSIP     (x$1000)  SHARES PRN/CALL DISC MGRS AUTH
_______________________________________________________________________________
TURKCELL ILETISIM   ADR     900111204   2796.116   184684      SH Sole None None
TURKCELL ILETISIM   ADR     900111204  15580.453  1029092      SH Sole None Sole
AT&T INC            COM     00206R102   1926.131    51091      SH Sole None Sole
CHESAPEAKE EGY      COM     165167107  35930.367  1904100      SH Sole None None
CHESAPEAKE ENGY     COM     165167107 129401.612  6852200      SH Sole None Sole
CITIGROUP INC       COM     172967424  48023.144  1467700      SH Sole None None
CITIGROUP INC       COM     172967424 172921.782  5282666      SH Sole None Sole
EMBRAER SA          ADR     29082A107  43718.106  1642303      SH Sole None Sole
GAZPROM             ADR     368287207  16157.849  1610952      SH Sole None Sole
GUESS? INC          COM     401617105    273.875    10774      SH Sole None Sole
HEWLETT-PACKARD     COM     428236103  24921.248  1460800      SH Sole None None
HEWLETT-PACKARD     COM     428236103 107667.693  6308060      SH Sole None Sole
HJ HEINZ CO         COM     423074103   1598.715    28574      SH Sole None Sole
INFOSYS LTD         ADR     456788108   9508.986   195900      SH Sole None None
INFOSYS LTD         ADR     456788108  22619.640   466000      SH Sole None Sole
JOHNSON&JOHNSON     COM     478160104   1904.328    27635      SH Sole None Sole
LEXMARK INTL        COM     529771107    264.775    11900      SH Sole None Sole
LUKOIL OAO          ADR     677862104   6938.994   112646      SH Sole None None
MICROSOFT CORP      COM     594918104  52850.784  1775900      SH Sole None None
MICROSOFT CORP      COM     594918104 226933.169  7618631      SH Sole None Sole
NATUZZI SPA         ADR     63905A101     97.650    43400      SH Sole None Sole
NEWFIELD EXPL.      COM     651290108    289.710     9250      SH Sole None Sole
PEPSICO INC         COM     713448108   1873.494    26473      SH Sole None Sole
PETROBRAS           ADR     71654V101   8312.842   376658      SH Sole None None
PETROBRAS           ADR     71654V101  31725.559  1437497      SH Sole None Sole
PFIZER INC          COM     717081103  52334.100  2106000      SH Sole None None
PFIZER INC          COM     717081103 202745.244  8156847      SH Sole None Sole
SAMSUNG             GDR     796050888   6036.856    10028      SH Sole None Sole
SK TELECOM          ADR     78440P108   7240.673   497983      SH Sole None None
SK TELECOM          ADR     78440P108  28266.792  1944071      SH Sole None Sole
SONIC CORP          COM     835451105    186.914    18200      SH Sole None Sole
TELEKOMUNIKA        ADR     715684106   2177.627    55937      SH Sole None None
TELEKOMUNIKA        ADR     715684106  17398.479   446917      SH Sole None Sole
TERNIUM SA          ADR     880890108   6022.006   306932      SH Sole None None
TERNIUM SA          ADR     880890108  23253.644  1185201      SH Sole None Sole
TIME WARNER INC     COM     887317303    380.814     8400      SH Sole None Sole